Supplemental Cash Flows Information (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 29, 2013	Dec. 28, 2014	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012
Successor [Member]
Cash Paid During the Year For:
Interest	$ 259	$ 620
Income taxes	131	86
Predecessor [Member]
Cash Paid During the Year For:
Interest			42	285	278
Income taxes			$ 32	$ 327	$ 266